Tax assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Assets And Liabilities
Tax credited to equity	R$ 4,853,421	R$ 4,583,297	R$ 3,008,035
Measurement at fair value through other comprehensive income	2,061,631	1,978,165	472,472
Measurement of cash flow hedges	758,045	388,307	1,533
Measurement of investment hedges	562,352	562,353	562,353
Defined benefit plan	1,471,393	1,654,472	1,971,677
Tax charged to equity	(1,474,107)	(2,349,500)	(3,087,311)
Measurement at fair value through other comprehensive income	(1,465,965)	(2,340,394)	(2,700,991)
Measurement of cash flow hedges			(386,284)
Defined benefit plan	(8,142)	(9,106)	(36)
Total	R$ 3,379,314	R$ 2,233,797	R$ (79,276)